Note 27 - Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Accumulated other comprehensive income abstract
Total Items that will not be reclassified to profit or loss balance	€ (1,531)	€ (1,284)
Actuarial gains or (-) losses on defined benefit pension plans	(1,393)	(1,245)
Non-current assets and disposal groups classified as held for sale (not reclassified)	0	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument	(164)	(155)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	25	116
Total Items that may be reclassified to profit or loss	(5,392)	(5,932)
Hedge of net investments in foreign operations(effective portion)	(537)	(218)
Foreign currency translation balance	(6,535)	(6,643)
Hedging derivatives.Cash flow hedges(efffective portion)	50	(6)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income	1,639	943
Other Comprehensive Income Net Of Tax Of Hedging Instruments	0	0
Non-current assets and disposal groups classified as held for sale	0	1
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates	(9)	(9)
Total accumulated other comprehensive income	€ (6,923)	€ (7,215)